Income tax - Summary of Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Before tax	$ (751)	$ (940)
Tax benefit	190	231
Net of tax	$ (561)	$ (709)